Financial Instruments - Inception Gains And Losses (Details) - Impacts of the PPA Contract Amendments - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortized net gain at beginning of year	$ 11	$ 3
New inception gains	0	31
Change in foreign exchange rates	1	(3)
Amortization recorded in net (loss) earnings during the year	(33)	(20)
Unamortized net (loss) gain at end of year	$ (21)	$ 11